Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation and Consolidation
a)
Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements reflect all adjustments that management considers necessary for a fair presentation of the results of operations for the periods presented.

The accompanying consolidated financial statements have been prepared on a consolidated basis and reflect the financial statements of the Parent Company and its subsidiaries. All intercompany balances and transactions have been eliminated. When the Company does not have a controlling interest in an investee but exerts significant influence over the investee, the Company applies the equity method of accounting.
a)
Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements reflect all adjustments that management considers necessary for a fair presentation of the results of operations for these periods.

The accompanying consolidated financial statements have been prepared on a consolidated basis and reflect the financial statements of the Parent Company and its subsidiaries. All intercompany balances and transactions have been eliminated. When the Company does not have a controlling interest in an investee but exerts significant influence over the investee, the Company applies the equity method of accounting.

Use of Estimates
b)
Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions, which affect the reported amounts in the financial statements and accompanying notes. Estimates are based on historical experience, where applicable, and other assumptions which management believes are reasonable under the circumstances. On an ongoing basis, the Company evaluates its estimates and underlying assumptions, including those related to the allowance for accounts receivables, fair values of financial instruments, measurement of defined benefit obligations, impairment of non-financial assets, useful lives of property, plant and equipment and intangible assets, income taxes, certain deferred tax assets and tax liabilities, and other contingent liabilities. Although these estimates are inherently subject to judgment and actual results could differ from those estimates, management believes that the estimates used in the preparation of the consolidated financial statements are reasonable.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
b)
Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions, which affect the reported amounts in the financial statements and accompanying notes. Estimates are based on historical experience, where applicable, and other assumptions which management believes are reasonable under the circumstances. On an ongoing basis, the Company evaluates its estimates, including those related to the allowance for accounts receivables, fair values of financial instruments, measurement of defined benefit obligations, impairment of non-financial assets, useful lives of property plant and equipment and intangible assets, income taxes, certain deferred tax assets and tax liabilities, and other contingent liabilities. Although these estimates are inherently subject to judgment and actual results could differ from those estimates, management believes that the estimates used in the preparation of the consolidated financial statements are reasonable.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimates are revised and in any future periods affected.

Revenue
c)
Revenue

Revenues consist primarily of revenue from:

•
insurance policy distribution in the form of commissions, brokerage, underwriting and other fees; and
•
insurance support services comprised of pre-inspection and risk assessment, roadside assistance, extended warranty, and claim processing using the Company’s IaaS platform.

The Company recognizes revenue at the time of transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Revenues cannot be recognized until the performance obligation(s) are satisfied and control is transferred to the customer.

Income from distribution of insurance policies

Insurance policy distribution and brokerage income:

The Company enters into contracts with insurance companies for the purpose of distributing insurance products to end consumers. The Company’s performance obligation under these contracts is to sell insurance policies to earn commissions, brokerage and other fees. Revenue from distribution services is recognized at a point in time when the related services are rendered as per the terms of the agreement with customers. Revenue is disclosed net of the Goods and Service tax charged on such services.

Distribution fee from underwriting and pricing:

The Company enters into contracts with insurance companies for the purpose of underwriting insurance products for the automotive segment including its pricing on behalf of insurers. The risk of underwriting the insurance contract is covered by the insurer and thus the Company is considered as an agent for the purpose of recognizing revenue. The Company’s performance obligation under these contracts is to underwrite and price the policies. The Company generates underwriting fees termed as Managing General Agent fees (MGA fees) on provision of those services. The underwriting fees are determined as a percentage of net insurance premiums payable to the insurer (net of all commissions, royalties, and administration fees). Revenue from underwriting and pricing is recognized upfront based on the point in time i.e., at the time the policy is issued to the customer.

IaaS platform enabled services:

Roadside assistance and extended warranty income:

The Company enters into contracts with insurance companies and other subscribers in order to provide roadside assistance services and extended warranty services to their policyholders/subscribers. The Company’s performance obligation under these contracts is to provide roadside assistance and extended warranty services as a stand ready obligation. The Company is the primary obligor in these transactions and has latitude in establishing prices and selecting and contracting with suppliers, and is accordingly considered as principal for the purpose of recognizing gross revenue. Revenue from roadside assistance and extended warranty services is recorded over the tenure of contract which is usually one year.

Inspection income:

The Company enters into contracts with insurance companies to inspect vehicles for accident claims made by their policyholders. The Company’s performance obligation under these contracts is to inspect and assist in assessing claims for and on behalf of the customers, i.e. the insurance companies. The Company engages with multiple vendors to provide these services in different geographies. The Company is the primary obligor in the transaction and has latitude in establishing prices, and selecting and contracting with suppliers, and is accordingly considered as principal for the purpose of recognizing revenue. Revenue from inspection and risk assessment is recorded when the inspections are conducted.

Administration fee from insurance support and service plan administration:

The Company enters into contracts with insurance companies to provide insurance support services which includes premium collection, policy administration, claims handling and processing, customer service, updating customer files, etc., to provide better customer experience for the policyholders/subscribers. Revenue is recognized over time as the performance obligations are satisfied through effort expended to research, investigate, evaluate, document and process claims, and control of these services are transferred to customers/insurance companies. The Company’s obligation to manage and process the claims under insurance support services can range from one to seven years. The Company receives administration fees from its customers at inception of the contract prior to completion of transferring the services to the customer.

The Company’s performance obligation under these contracts is to provide the above services as a stand ready obligation. The obligation to provide insurance services lies with the insurer and the Company has no interest other than receiving the commission/management fee retained. The Company provides the above services on behalf of the insurance companies and is accordingly considered as an agent for the purpose of recognizing revenue.

The Company enters into contracts with Original Equipment Manufacturers (“OEMs”) primarily to administer the service plans/extended warranty schemes launched by OEMs. The Company’s performance obligation under these contracts is to administer these programs. The Company acts on behalf of the OEMs and is accordingly considered as an agent for the purpose of recognizing revenue, as the primary obligation to fulfill the service/extended warranty schemes belongs to the OEMs. The administration fees received from the provision of service plan administration is recorded ratably over the tenure of contract which usually ranges from one to seven years.

Contract assets and liabilities

A contract asset (unbilled revenue) is the right to receive consideration in exchange for goods or services transferred to the customer. If the Company performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.

Contract liabilities consist of amounts paid by the Company’s customers for which the associated performance obligations have not been satisfied and revenue has not been recognized based on the Company’s revenue recognition criteria described above.

Contract liabilities are classified as current in the consolidated balance sheet when the revenue recognition associated with the related customer payments and invoicing is expected to occur within one year of the balance sheet date and as long-term when the revenue recognition associated with the related customer payments and invoicing is expected to occur in more than one year from the balance sheet date.
c)
Revenue

Revenues consist primarily of revenue from:

•
Insurance policy distribution in form of commissions, brokerage and other fees; and
•
Insurance support services comprising of pre-inspection and risk assessment, roadside assistance, claim processing using the Company’s IaaS platform.

The Company recognizes revenue at the time of transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Revenues cannot be recognized until the performance obligation(s) are satisfied and control is transferred to the customer.

Insurance policy distribution and brokerage income:

The Company enters into a contract with insurance companies for the purpose of distributing insurance products to the end consumers. The Company’s performance obligation under the contract is to sell insurance policies to earn commission, brokerage and other fees. Revenue from distribution services is recognized at a point in time when the related services are rendered as per the terms of the agreement with customer. Revenue is disclosed net of the Goods and Service tax charged on such services.

IaaS platform enabled services:

Roadside Assistance Income:

The Company enters into a contract with insurance companies and other subscribers in order to provide roadside assistance and extended warranty services to their policyholders/subscribers. The Company’s performance obligation under these contracts is to provide roadside assistance and extended warranty services as stand ready obligations. The Company is the primary obligor in the transaction and has the latitude in establishing prices, selecting and contracting with suppliers, accordingly is considered principal for the purpose of recognizing revenue and records gross revenue. Revenue from provision of roadside assistance services is recorded over the tenure of contract which is usually one year.

Inspection Income:

The Company enters into a contract with insurance companies primarily to inspect the vehicles for accident claims made by their policyholders. The Company’s performance obligation under the contract is to inspect and assist in assessing claims for and on behalf of the customer i.e. the insurance companies. The Company engages with multiple vendors to provide the services in different geographies. The Company is the primary obligor in the transaction and has the latitude in establishing prices, selecting and contracting with suppliers, accordingly is considered principal for the purpose of recognizing revenue. Revenue from inspection and risk assessment is recorded monthly for inspections conducted during the period.

Contract assets and liabilities

A contract asset (unbilled revenue) is the right to consideration in exchange for goods or services transferred to the customer. If the Company performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognised for the earned consideration that is conditional.

Contract liabilities consist of amounts paid by the Company’s customers for which the associated performance obligations have not been satisfied and revenue has not been recognized based on the Company’s revenue recognition criteria described above.

Contract liabilities are classified as current in the consolidated balance sheet when the revenue recognition associated with the related customer payments and invoicing is expected to occur within one year of the balance sheet date and as long-term when the revenue recognition associated with the related customer payments and invoicing is expected to occur in more than one year from the balance sheet date.

Cost of Services
d)
Cost of services

The cost of services for the Company’s distribution business includes commissions paid to channel partners, employee related expenses and other direct expenses related to facilities.

For our IaaS platform-based services cost of revenue primarily consists of direct costs incurred for delivering the services to customers and the cost of onsite engineering support for roadside assistance, employee related expenses, risk assessment expenses and other direct expenses. Amounts incurred towards vendors/suppliers for inspections and roadside assistance also form part of direct cost.

Cost of services are recognized as they are incurred.
d)
Cost of services

The Company’s distribution business involves working with channel partners and the Company’s internal team. The cost of revenue for distribution business includes commissions paid to the channel partners, cost of employees and other direct expenses related to facilities.

For our IaaS platform-based services, cost of revenue primarily consists of direct costs incurred for delivering the services to customers and consists of onsite engineering support for roadside assistance, employee benefit expenses, risk assessment expense and other direct expenses. Amounts incurred towards vendors/suppliers for inspections and roadside assistance also form part of direct cost.

Costs forming part of cost of services are recognized as incurred.

Cash and Cash Equivalents
e)
Cash and cash equivalents
Cash and cash equivalents primarily represent cash balances in current bank accounts. The Company considers all short-term deposits with an original maturity of three months or less, when purchased, to be cash equivalents.
e)
Cash and cash equivalents

Cash and cash equivalents primarily represent cash, balances in current bank accounts. The Company considers all short-term deposits with an original maturity of three months or less, when purchased, to be cash equivalents.

Restricted Cash and Cash Equivalents
f)
Restricted cash and cash equivalents

Restricted cash and cash equivalents are pledged as security for contractual arrangements. Restricted cash and cash equivalents are classified as current and noncurrent assets based on the term of the remaining restriction. The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to the consolidated balance sheets amounts are as follows:

	December 31, 2023	March 31, 2023
Cash and cash equivalents	$9,406,697	$589,340
Restricted cash and cash equivalents—current	—	—
Restricted cash and cash equivalents—non-current	427,697	542,490

f)
Restricted cash and cash equivalents

Restricted cash and cash equivalents is pledged as security for contractual arrangements. Restricted cash and cash equivalents is classified as current and noncurrent assets based on the term of the remaining restriction. The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to the consolidated balance sheets amounts are as follows:

	March 31, 2023	March 31, 2022
Cash and cash equivalents	$589,340	$913,636
Restricted cash and cash equivalents—current	—	—
Restricted cash and cash equivalents—non-current	542,490	172,782

Concentration of Credit Risk
g)
Concentration of credit risk
Financial instruments that potentially subject the Company to concentration of credit risk are reflected principally in cash and cash equivalents, investment in equity securities and accounts receivable. The Company places its cash and cash equivalents and funds with banks that have high credit ratings, limits the amount of credit exposure with any one bank and conducts ongoing evaluations of the creditworthiness of the corporations and banks with which it does business. The Company holds cash and cash equivalent concentrations in financial institutions around the world in excess of federally insured limits. The Company has not experienced any losses to date related to these concentrations.
g)
Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk are reflected principally in cash and cash equivalents, investment in equity securities and accounts receivable. The Company places its cash and cash equivalents and funds respectively with high credit ratings, limits the amount of credit exposure with any one bank and conducts ongoing evaluations of the creditworthiness of the corporations and banks with which it does business. The Company holds cash and cash equivalent concentrations in financial institutions around the world in excess of federally insured limits. The Company has not experienced any losses to date related to these concentrations.

Accounts Receivable, Net
h)
Accounts receivable, net
Accounts receivables are recorded at invoice value, net of allowance for doubtful accounts. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off based on a past history of write-offs, collections, and current credit conditions. A receivable is considered past due if the Company has not received payments based on agreed-upon terms.
h)
Accounts receivable, net

The Company classifies its right to consideration in exchange for deliverables as either accounts receivable or a contract asset. An account receivable is a right to consideration that is unconditional (i.e., only the passage of time is required before payment is due) regardless of whether the amounts have been billed. The customers are billed on a monthly and/or other mutually agreed basis with the customers. The payment terms are generally 30 to 90 days from the invoice date. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. Accounts receivables are stated net of allowance for doubtful accounts. Outstanding accounts receivables are reviewed periodically, and allowances are provided for the estimated amount of receivables that may not be collected. Accounts receivable, less allowance for doubtful accounts, reflect the net realizable value of receivables and approximate fair value. In establishing the required allowance, management considers customers’ financial conditions, the amount of receivables in dispute, historical experience and the current receivables’ aging, which are reviewed periodically and as needed. Account balances are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

Property and Equipment
i)
Property and equipment

Property and equipment represents the costs of furniture and fixtures, office and computer equipment, and leasehold improvements. Property and equipment cost also includes any costs necessarily incurred to bring assets to the condition and location necessary for its intended use. Property and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using declining balance method over the assets’ estimated useful lives as follows:

Assets	Useful lives
Office and electrical equipment	3-5 years
Computers	3 years
Furniture and fixtures	10 years

Leasehold improvements related to office facilities are depreciated over the shorter of the lease term or the estimated useful life of the improvement.

The Company reviews the remaining estimated useful lives of its property and equipment on an ongoing basis. Management is required to use judgment in determining the estimated useful lives of such assets. Changes in circumstances such as technological advances, changes to the Company’s business model, changes in the Company’s business strategy, or changes in the planned use of property and equipment could result in the actual useful lives differing from the Company’s current estimates. In cases where the Company determines that the estimated useful life of property and equipment should be shortened or extended, the Company would apply the new estimated useful life prospectively.

The Company reviews property and equipment for impairment when events or circumstances indicate the carrying amount may not be recoverable.

Costs of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred. Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operating expenses.
i)
Property and equipment

Property and equipment represent the costs of furniture and fixtures, office and computer equipment, leasehold improvements. Cost also includes any costs necessarily incurred to bring asset to the condition and location necessary for its intended use. Property and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using declining balance method over the assets’ estimated useful lives as follows:

Assets	Useful lives (years)
Office and electrical equipment	3-5 years
Computers	3 years
Furniture and fixtures	10 years

Leasehold improvements related to office facilities are depreciated over the shorter of the lease term or the estimated useful life of the improvement.

The Company reviews the remaining estimated useful lives of its property and equipment on an ongoing basis. Management is required to use judgment in determining the estimated useful lives of such assets. Changes in circumstances such as technological advances, changes to the Company’s business model, changes in the Company’s business strategy, or changes in the planned use of property and equipment could result in the actual useful lives differing from the Company’s current estimates. In cases where the Company determines that the estimated useful life of property and equipment should be shortened or extended, the Company would apply the new estimated useful life prospectively.

The Company reviews property and equipment for impairment when events or circumstances indicate the carrying amount may not be recoverable.

Costs of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred. Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operating expenses.

Intangible Assets, Net (Including Intangibles under Development)
j)
Intangible assets, net (including intangibles under development)

The Company capitalizes costs incurred on its internal-use software during the application development stage as intangibles under development. Costs related to preliminary project activities and post implementation activities are expensed as incurred. Once the developed software is available for intended use, capitalization ceases, and the Company estimates the useful life of the asset and begins amortization.

Internal-use software is amortized on a straight-line basis over its estimated useful life, which is generally three years and up to eleven.

The Company evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.
j)
Intangible assets, net (including Intangibles under development)

The Company capitalizes costs incurred on its internal-use software during the application development stage as intangibles under development. Costs related to preliminary project activities and post implementation activities are expensed as incurred. Once the developed software is available for intended use, capitalization ceases, and the Company estimates the useful life of the asset and begins amortization. Internal-use software is amortized on a straight-line basis over its estimated useful life, which is up to eleven years but generally three years in most cases,

The Company evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

Leases
k)
Leases

The Company accounts for leases in accordance with Accounting Standards Codification (“ASC”) 842, “Leases” (“ASC 842”). The Company elected the “package of practical expedients,” which permits us not to reassess under ASC 842 our prior conclusions about lease identification, lease classification and initial direct costs. The Company made a policy election not to separate non-lease components from lease components, therefore, the Company accounts for lease and non-lease components as a single lease component. The Company also elected the short-term lease recognition exemption for all leases that qualify.

The Company determines if a contract contains a lease at inception of the arrangement based on whether the Company has the right to obtain substantially all of the economic benefits from the use of an identified asset and whether it has the right to direct the use of an identified asset in exchange for consideration, which relates to an asset which the Company does not own. ROURight of use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets are recognized as the lease liability, adjusted for lease incentives received. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of its leases is not readily determinable. The IBR is a hypothetical rate based on our understanding of what the Company’s credit rating would be to borrow and resulting interest it would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. Lease payments may be fixed or variable; however, only fixed payments or in-substance fixed payments are included in the Company’s lease liability calculation. Variable lease payments may include costs such as common area maintenance, utilities, real estate taxes or other costs. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred.

Operating leases are included in operating lease ROU assets, short-term operating lease liabilities, current and long-term operating lease liabilities, non-current on the Company’s consolidated balance sheets. Finance leases are included in property and equipment, net, accrued and other current liabilities, and other long-term liabilities on the Company’s consolidated balance sheets. For operating leases, lease expense is recognized on a straight-line basis in operations over the lease term. For finance leases, lease expense is recognized as depreciation and interest; depreciation on a straight-line basis over the lease term and interest using the effective interest method.
k)
Leases

The Company accounts for leases in accordance with Accounting Standards Codification (“ASC”) 842, “Leases” (“ASC 842”). The Company elected the “package of practical expedients,” which permits the Company to not reassess under ASC 842 its prior conclusions about lease identification, lease classification and initial direct costs. The Company made a policy election not to separate non-lease components from lease components. Therefore, the Company accounts for lease and non-lease components as a single lease component. The Company also elected the short-term lease recognition exemption for all leases that qualify.

The Company determines if a contract contains a lease at inception of the arrangement based on whether the Company has the right to obtain substantially all of the economic benefits from the use of an identified asset and whether it has the right to direct the use of an identified asset in exchange for consideration, which relates to an asset which the Company do not own. Right of use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets are recognized as the lease liability, adjusted for lease incentives received. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of its leases is not readily determinable. The IBR is a hypothetical rate based on the understanding of what the Company’s credit rating would be to borrow and resulting interest it would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. Lease payments may be fixed or variable; however, only fixed payments or in-substance fixed payments are included in the Company’s lease liability calculation. Variable lease payments may include costs such as common area maintenance, utilities, real estate taxes or other costs. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred.

Operating leases are included in operating lease ROU assets, short term operating lease liabilities, current and long term operating lease liabilities, non-current on the Company’s consolidated balance sheets. Finance leases are included in property and equipment, net, accrued and other current liabilities, and other long-term liabilities on the Company’s consolidated balance sheets. For operating leases, lease expense is recognized on a straight-line basis in operations over the lease term. For finance leases, lease expense is recognized as depreciation and interest; depreciation on a straight-line basis over the lease term and interest using the effective interest method.

Fair Value Measurements and Financial Instruments
l)
Fair value measurements and financial instruments

The Company holds financial instruments that are measured and disclosed at fair value. Fair value is determined in accordance with a fair value hierarchy that prioritizes the inputs and assumptions used, and the valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described as follows:

Level 1 inputs:	Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 inputs:	Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 inputs:

Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. The Company establishes the fair value of its assets and liabilities using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and established a fair value hierarchy based on the inputs used to measure fair value. The recorded amounts of certain financial instruments, including cash and cash equivalents, restricted cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses and other liabilities approximate fair value due to their relatively short maturities.
l)
Fair value measurements and financial instruments

The Company holds financial instruments that are measured at fair value or fair value is used for disclosure purposes. Fair value is determined in accordance with a fair value hierarchy that prioritizes the inputs and assumptions used, and the valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described as follows:

Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. The Company establishes the fair value of its assets and liabilities using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and established a fair value hierarchy based on the inputs used to measure fair value. The recorded amounts of certain financial instruments, including cash and cash equivalents, restricted cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses and other liabilities approximate fair value due to their relatively short maturities.

Business Combination
m)
Business combination

The Company accounts for an acquisition as a business combination if the assets acquired and liabilities assumed in the transaction constitute a business in accordance with Accounting Standard Codification (“ASC”) Topic 805 “Business Combinations.” Such acquisitions are accounted using the acquisition method i.e., by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed, and any non-controlling interest in the acquired business, measured at their acquisition date fair values. Where the set of assets acquired and liabilities assumed do not constitute a business, it is accounted for as an asset acquisition where the individual assets and liabilities are recorded at their respective relative fair values corresponding to the consideration transferred.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business acquisitions accounted for using the acquisition method of accounting and is not amortized. Goodwill is measured and tested for impairment on an annual basis in accordance with ASC 350, Intangibles - Goodwill and Other, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Such events and changes may include: significant changes in performance related to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in our business strategy.

The Company’s test for goodwill impairment starts with a qualitative assessment to determine whether it is necessary to perform the quantitative goodwill impairment test. If qualitative factors indicate that the fair value of the reporting unit is more likely than not less than its carrying amount, then a quantitative goodwill impairment test is performed. For the purposes of impairment testing, the

Company determined that it has only one reporting unit. The Company completed the annual impairment test and recognized goodwill impairment charges in the years ended March 31, 2023.
m)
Business combination

The Company accounts for an acquisition as a business combination if the assets acquired and liabilities assumed in the transaction constitute a business in accordance with Accounting Standard Codification (“ASC”) Topic 805 “Business Combinations”. Such acquisitions are accounted using the acquisition method i.e., by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed, and any non-controlling interest in the acquired business, measured at their acquisition date fair values. Where the set of assets acquired and liabilities assumed doesn’t constitute a business, it is accounted for as an asset acquisition where the individual assets and liabilities are recorded at their respective relative fair values corresponding to the consideration transferred.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business acquisitions accounted for using the acquisition method of accounting and is not amortized. Goodwill is measured and tested for impairment on an annual basis in accordance with ASC 350, Intangibles - Goodwill and Other, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Such events and changes may include: significant changes in performance related to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in the company’s business strategy.

The Company’s test for goodwill impairment starts with a qualitative assessment to determine whether it is necessary to perform the quantitative goodwill impairment test. If qualitative factors indicate that the fair value of the reporting unit is more likely than not less than its carrying amount, then a quantitative goodwill impairment test is performed. For the purposes of impairment testing, the Company determined that it has only one reporting unit. The Company completed the annual impairment test and recognized goodwill impairment charges in the year ended March 31, 2023.

Foreign Currency
n)
Foreign currency

The Company’s consolidated financial statements are reported in U.S. Dollars (“USD”), the Parent Company’s functional currency. The functional currency for the Company’s subsidiaries in India, is the Indian Rupee (“INR”), the functional currency of the Company’s subsidiary in the United Kingdom is the British Pound Sterling (“GBP”). The translation of the functional currency of the Company’s subsidiaries into USD is performed for balance sheet accounts using the exchange rates in effect as of the balance sheet date and for revenues and expense accounts using an average exchange rate prevailing during the respective period. The gains or losses resulting from such translation are reported as currency translation adjustments (“CTA”) under other comprehensive income/loss, or under accumulated other comprehensive income/loss as a separate component of equity.

Monetary assets and liabilities of the Company and its subsidiaries that are denominated in currencies other than the subsidiary’s functional currency are translated into their respective functional currency at the rates of exchange prevailing on the balance sheet date. Transactions of the Company and its subsidiaries that are denominated in currencies other than the subsidiary’s functional currency are translated into the respective functional currencies at the average exchange rate prevailing during the period of the transaction. The gains or losses resulting from foreign currency transactions are included in the consolidated statements of operations.
n)
Foreign currency

The Company’s consolidated financial statements are reported in USD, the Parent Company’s functional currency. The functional currency for the Company’s subsidiaries in India, is the INR, and the functional currencies of the Company’s subsidiary organized in Peoples’ Republic of China, is the Chinese Yuan. The translation of the functional currency of the Company’s subsidiary into USD is performed for balance sheet accounts using the exchange rates in effect as of the balance sheet date and for revenues and expense accounts using an average exchange rate prevailing during the respective period. The gains or losses resulting from such translation are reported as currency translation adjustments under other comprehensive income/loss, under accumulated other comprehensive income/loss as a separate component of equity.

Monetary assets and liabilities of the Company and its each subsidiary denominated in currencies other than the subsidiary’s functional currency are translated into their respective functional currency at the rates of exchange prevailing on the balance sheet date. Transactions of the Company and its each subsidiary in currencies other than the subsidiary’s functional currency are translated into the respective functional currencies at the average exchange rate prevailing during the period of the transaction. The gains or losses resulting from foreign currency transactions are included in the consolidated statements of operations.

Employee Benefit Plans
o)
Employee benefit plans

Contributions to defined contribution plans are charged to consolidated statements of operations in the period in which services are rendered by the covered employees. Current service costs for defined benefit plans are accrued in the period to which they relate. The liability from defined benefit plans is calculated annually by the Company using the projected unit credit method. Prior service cost, if any, resulting from an amendment to a plan is recognized and amortized over the remaining period of service of the covered employees.

The Company records annual amounts relating to its defined benefit plans based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, future compensation increases and attrition rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in its entirety immediately. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions.
o)
Employee benefit plans

Contributions to defined contribution plans are charged to consolidated statements of operations in the period in which services are rendered by the covered employees. Current service costs for defined benefit plans are accrued in the period to which they relate. The liability in respect of defined benefit plans is calculated annually by the Company using the projected unit credit method. Prior service cost, if any, resulting from an amendment to a plan is recognized and amortized over the remaining period of service of the covered employees.

The Company records annual amounts relating to its defined benefit plans based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, future compensation increases and attrition rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in net periodic cost in its entirety immediately. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions.

Inventories	p) Inventories Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method (FIFO) for all inventories.	p) Inventories Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method (FIFO) for all inventories.
Income Taxes
q)
Income taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements. In estimating future tax consequences, generally all expected future events other than enactments or changes in the tax law or rates are considered.

The Company accounts for uncertainty in tax positions recognized in the consolidated financial statements by recognizing a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.

Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their tax bases and for all operating loss and tax credit carryforwards, if any. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax laws or rates is recognized in the consolidated statement of income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Future realization of deferred tax assets ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryback or carryforward periods available under the applicable tax law.

The Company regularly reviews the deferred tax assets for recoverability based on historical taxable income, projected future taxable income, the expected timing of the reversals of existing temporary differences and tax planning strategies. The Company’s judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute the business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the Company’s income tax provision would increase or decrease in the period in which the assessment is changed.
q)
Income taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements. In estimating future tax consequences, generally all expected future events other than enactments or changes in the tax law or rates are considered.

The Company accounts for uncertainty in tax positions recognized in the consolidated financial statements by recognizing a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.

Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their tax bases and for all operating loss and tax credit carryforwards, if any. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax laws or rates is recognized in the consolidated statement of income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Future realization of deferred tax assets ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryback or carryforward periods available under the applicable tax law.

The Company regularly reviews the deferred tax assets for recoverability based on historical taxable income, projected future taxable income, the expected timing of the reversals of existing temporary differences and tax planning strategies. The Company’s judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute the business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the Company’s income tax provision would increase or decrease in the period in which the assessment is changed.

Income/Loss per Share Attributable to Common Shareholders
r)
Income/loss per share attributable to common shareholders

The Company computes net income (loss) per share using the two-class method required for participating securities. The two-class method requires income available to holders of Ordinary Share for the period to be allocated between Ordinary Shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. For the reclassified periods prior to the Business Combination, the Roadzen (DE) convertible preferred stock is a participating security because holders of such shares have dividend rights in the event that a cash dividend was declared on the common stock of Roadzen (DE) at an amount equal to dividend paid on each share of Roadzen (DE) common stock. The convertible notes of Roadzen (DE) prior to the Business Combination and of the Company at and subsequent to the Business Combination are not considered participating securities. The holders of the convertible preferred stock in Roadzen (DE) prior to the Business Combination would have been would be entitled to dividends in preference to shareholders of Roadzen (DE) common stock, at specified rates, if declared. Then any remaining earnings would be distributed to the holders of Roadzen (DE) common stock and convertible preferred stock on a pro-rata basis assuming conversion of all convertible preferred stock into common stock of Roadzen (DE).

Basic net income/(loss) per share is calculated by dividing the net income/(loss) attributable to Ordinary Shares or, pre-Business Combination, common stock of Roadzen (DE) by the weighted-average number of Ordinary Shares or, pre-Business Combination, common stock of Roadzen (DE), outstanding during the period, without consideration of potentially dilutive securities. Diluted net income/(loss) per share is computed by dividing the net income/(loss) attributable to Ordinary Shares or, pre-Business Combination, common stock of Roadzen (DE), by the weighted-average number of Ordinary Shares or, pre-Business Combination, common stock of Roadzen (DE), and potentially dilutive securities that could have been outstanding for the period.
r)
Income/loss per share attributable to common shareholders

The Company computes net income (loss) per share using the two-class method required for participating securities. The two-class method requires income available to common shareholders for the period to be allocated between common shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company’s redeemable convertible preferred stock is participating security because holders of such shares have dividend rights in the event a cash dividend is declared on common stock at an amount equal to dividend paid on each common stock. The Company’s convertible notes are not considered participating securities. The holders of the redeemable convertible preferred stock would be entitled to dividends in preference to common shareholders, at specified rates, if declared. Then any remaining earnings would be distributed to the holders of common shares and redeemable convertible preferred stock on a pro-rata basis assuming conversion of all redeemable convertible preferred stock into common stock.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period.

Investments
s)
Investments

Equity securities

Equity investments with a readily determinable fair value, other than equity method investments, are measured at fair value with changes in fair value recognized in the consolidated statements of operations. Equity investments without a readily determinable fair value, are measured at cost, less any impairment.
s)
Investments

Equity securities

Equity investments with a readily determinable fair value, other than equity method investments, are measured at fair value with changes in fair value recognized in the consolidated statements of operations. Equity investments without a readily determinable fair value, are measured at cost, less any impairment.

Commitments and Contingencies
t)
Commitments and contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. Recoveries of environmental remediation costs from third parties that are probable of realization are separately recorded as assets and are not offset against the related environmental liability.
t)
Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. Recoveries of environmental remediation costs from third parties that are probable of realization are separately recorded as assets and are not offset against the related environmental liability.

Expenses
u)
Expenses

Set forth below is a brief description of the components of the Company’s expenses:

i.
Sales, marketing and business development expense

This function includes expenses incurred directly or indirectly for selling and marketing a product or service and costs spent on/by personnel employed under the sales or marketing departments and share based compensation expenses. These expenses also include marketing efforts made by the Company to expand its market reach for distributing insurance policies. The expenses include advertisements through different mediums to reach end customers of insurance policies to enhance awareness and educate end customers.

ii.
General and administrative expenses

General and administrative expenses include personnel costs for corporate, finance, legal and other support staff, including bonus and share based compensation expenses, professional fees, allowance for doubtful accounts and other corporate expenses.

iii.
Research and development expense
Research and development expense consists of personnel costs incurred by the technology development team, subscription costs and other costs associated with ongoing improvements to and maintenance of internally developed software, share based compensation expenses and allocation of certain corporate costs.
u)
Expenses

Set forth below is a brief description of the components of the Company’s expenses:

i.
Sales, Marketing and Business development expense

This function includes expenses incurred directly or indirectly for selling and marketing a product or service and costs spent on/by personnel employed under the marketing department. These expenses also include marketing efforts made by the group to expand its market reach for distributing insurance policies. The expenses include advertisements through different mediums to reach end customers of insurance policies to enhance awareness and educate end customers.

ii.
General and administrative expenses

General and administrative expenses include personnel costs for corporate, finance, legal and other support staff, including bonus and share based compensation expenses, professional fees, allowance for doubtful accounts and other corporate expenses.

iii.
Research and Development expense

Research and development expense consists of personnel costs incurred by our technology development team, subscription costs and other costs associated with ongoing improvements to, and maintenance of, internally developed software and allocation of certain corporate costs.

Recently Issued Accounting Pronouncements and Not Yet Adopted

Recently issued accounting pronouncements and not yet adopted

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to take advantage of the extended transition period to comply with new or revised accounting standards and to adopt certain of the reduced disclosure requirements available to emerging growth companies. As a result of the accounting standards election, the Company will not be subject to the same implementation timeline for new or revised accounting standards as other public companies that are not emerging growth companies which may make comparison of the Company’s financial statements to those of other public companies more difficult.

i.
In August 2020, the FASB issued ASU No. 2020-06, “Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which signifies the accounting for certain financial instruments with characteristics of liability and equity, including convertible instruments and contracts on an entity’s own equity. The standard reduces the number of models used to account for convertible instruments, removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and requires the if-converted method for calculation of diluted earnings per share for all convertible instruments. The ASU is effective for the Company for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2023. Early adoption is permitted but no earlier than fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.
ii.
In October 2021, the FASB issued ASU No. 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (Topic 805). This ASU requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. The ASU is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Adoption of the ASU should be applied prospectively. Early adoption is also permitted, including adoption in an interim period. If early adopted, the amendments are applied retrospectively to all business combinations for which the acquisition date occurred during the fiscal year of adoption. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.
v)
Recent Accounting Pronouncements - Accounting Standards Adopted
In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires measurement and recognition of expected credit losses for financial assets by requiring an allowance to be recorded as an offset to the amortized cost of such assets. The standard primarily impacts the amortized cost of the Company’s available-for-sale debt securities. The Company adopted this standard, which did not result in a material impact on its consolidated financial statements.
v)
Recently issued accounting pronouncements and not yet adopted

The Company is expected to be an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to take advantage of the extended transition period to comply with new or revised accounting standards and to adopt certain of the reduced disclosure requirements available to emerging growth companies. As a result of the accounting standards election, the Company will not be subject to the same implementation timeline for new or revised accounting standards as other public companies that are not emerging growth companies which may make comparison of the Company’s financial statements to those of other public companies more difficult.

i.
In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. In November 2018, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments–Credit Losses, which amends Subtopic 326-20 (created by ASU 2016-13) to explicitly state that operating lease receivables are not in the scope of Subtopic 326-20. Additionally, in April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments; in May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief; in November 2019, the FASB issued ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses; and in March 2020, the FASB issued ASU 2020-03, Codification Improvements to Financial Instruments, to provide further clarifications on certain aspects of ASU 2016-13 and to extend the nonpublic entity effective date of ASU 2016-13. The changes (as amended) are effective for the Company for annual and interim periods in fiscal years beginning after December 15, 2022. The entity may early adopt ASU 2016-13, as amended, for annual and interim periods in fiscal years beginning after December 15, 2018. While the Company expects its allowance for credit losses to increase upon adoption of ASU 2016-13, the Company does not expect the adoption of ASU 2016-13 to have a material effect on its consolidated financial statements.
ii.
In August 2020, the FASB issued ASU No. 2020-06, “Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which signifies the accounting for certain financial instruments with characteristics of liability and equity, including convertible instruments and contracts on an entity’s own equity. The standard reduces the number of models used to account for convertible instruments, removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and requires the if-converted method for calculation of diluted earnings per share for all convertible instruments. The ASU is effective for the Company for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2023. Early adoption is permitted but no earlier than fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.
In October 2021, the FASB issued ASU No. 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (Topic 805). This ASU requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. The ASU is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Adoption of the ASU should be applied prospectively. Early adoption is also permitted, including adoption in an interim period. If early adopted, the amendments are applied retrospectively to all business combinations for which the acquisition date occurred during the fiscal year of adoption. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.